Pension and Post-retirement Plans - Defined Benefit plan, Allocation of Investment Funds (Details) - Pension obligations - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	$ 119,325	$ 123,950	$ 105,358
Fair Value, Recurring
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	85,359	84,844
Fair Value, Recurring | Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	6,802	35,916
Fair Value, Recurring | Fixed income
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	78,557	48,928
Fair Value, Recurring | Level 1
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	536	362
Fair Value, Recurring | Level 1 | Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	0	0
Fair Value, Recurring | Level 1 | Fixed income
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	536	362
Fair Value, Recurring | Level 2
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	84,823	84,482
Fair Value, Recurring | Level 2 | Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	6,802	35,916
Fair Value, Recurring | Level 2 | Fixed income
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	78,021	48,566
Fair Value, Recurring | Level 3
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	0	0
Fair Value, Recurring | Level 3 | Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	0	0
Fair Value, Recurring | Level 3 | Fixed income
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair values of pension plan assets	$ 0	$ 0